Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for loan losses	$ 28,726	$ 27,174	$ 23,909
Available-for-sale, amortized cost	$ 420,207	$ 295,683
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	10,792,999	10,623,810
Common stock, shares outstanding (in shares)	10,792,999	10,623,810
Net unrealized losses on available-for-sale securities, income taxes	$ 245	$ 2,726